Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Cost	$ 38,770	$ 36,576
Accumulated amortization	25,039	23,964
Net	13,731	12,612
Computer Equipment [Member]
Cost	34,442	34,870
Accumulated amortization	23,730	23,070
Furniture and Fixtures [Member]
Cost	1,432	1,262
Accumulated amortization	816	634
Leasehold Improvements [Member]
Cost	778	444
Accumulated amortization	290	260
Equipment Installed With Customers [Member]
Cost	1,289
Accumulated amortization	203
Asset under Construction [Member]
Cost	$ 829